PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Related Party transactions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amount due from related parties current
Amount due from related parties	¥ 152,089	$ 22,051	¥ 167,967
Amount due to related parties
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	6,928	1,004	8,772
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	12,399,253	1,797,722	9,844,114
Amounts due to subsidiaries
Amount due to subsidiaries current	896,675	130,005	806,788
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	9,492,742	1,376,318	7,195,150
Parent Company | Hong Kong Fastweb Holdings Co., Limited ("Fastweb HK")
Amounts due to subsidiaries
Amount due to subsidiaries current	232,432	33,699	212,778
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	57,972	8,405	55,679
Parent Company | VNET Future Technology Limited
Amount due from subsidiaries current
Amount due from subsidiaries current	334,301	48,469	306,034
Parent Company | WiFire Open Network Group Ltd
Amount due from subsidiaries current
Amount due from subsidiaries current	2,513,185	364,378	2,286,602
Parent Company | DYX
Amounts due to subsidiaries
Amount due to subsidiaries current	525,048	76,125	462,551
Parent Company | Other Subsidiaries
Amount due from subsidiaries current
Amount due from subsidiaries current	1,053	152	649
Amounts due to subsidiaries
Amount due to subsidiaries current	76,179	11,045	55,006
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amounts due to subsidiaries
Amount due to subsidiaries current	¥ 63,016	$ 9,136	¥ 76,453